Related Party Transactions (Details Narrative) (10-K) - USD ($)	1 Months Ended				3 Months Ended		12 Months Ended
	May 31, 2020	Mar. 31, 2020	Apr. 30, 2019	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes payable to related party					$ 17,885		$ 17,885	$ 17,885
Debt instrument interest rate					2.00%		2.00%	2.00%
Number of shares of common stock				8,600,298
Accrued salaries									$ 348,312
Common shares issued to board of directors					$ 1,120,000	$ 17,800	$ 232,394	$ 555,400
Stock compensation expense					1,218,114	$ 17,800	213,276	786,954
Accrued directors' compensation					0		94,584	80,000
Other receivables related parties					100,000		100,000	100,000
Accounts payable to related parties including officers and board members							18,981
Officers and Executive Director [Member]
Accrued salaries					$ 319,735		299,732	$ 91,352
Board of Directors [Member]
Common shares issued to board of directors, shares	3,942,161
Common shares issued for services and compensation, shares	11,942,161
Annual compenation shares	8,000,000
Number of warrants cancelled	7,000,000
Shares issued and warrant modification	$ 214,595
Board of Directors [Member] | Orlando Reece [Member]
Common shares issued to board of directors, shares		1,000,000
Common shares issued to board of directors		$ 17,800
Five Unrelated Individuals [Member]
Number of shares of common stock			5,000,000	5,000,000				5,000,000
Stock compensation expense			$ 555,401	$ 555,401
Five Individuals [Member]
Accrued directors' compensation							$ 25,000